Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	467,071
Proposed Maximum Offering Price per Unit	73.31
Maximum Aggregate Offering Price	$ 34,240,975.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,728.68
Offering Note	All of the shares of common stock of the Vita Coco Company, Inc. (the "Registrant"), par value $0.01 per share, are being offered for the account of the Selling Stockholders. The proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee and computed in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act") using the average of the high and low sale prices of the Registrant's common stock on July 17, 2026, as reported by the Nasdaq Stock Market. Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-3ASR shall also cover any additional shares of the common stock of that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock.